LOANS	12 Months Ended
Dec. 31, 2019
Disclosure of loans and receivables [Abstract]
Disclosure of loans and advances to customers [text block]

NOTE 11 – LOANS

11.1          Loan Portfolio by Product

The distribution of the loan portfolio of Grupo Aval by product is shown as follows:

	December 31, 2019		December 31, 2018
General purpose loans	Ps.	68,949,019	Ps.	65,923,472
Personal loans		36,998,746		33,791,703
Mortgages		18,661,389		17,279,362
Credit Cards		16,891,296		15,550,920
Working capital loans		15,476,328		15,192,830
Commercial financial leases		10,348,941		9,858,952
Interbank & overnight funds		2,718,961		7,635,188
Automobile and vehicle loans		5,759,560		5,951,793
Loans funded by development banks		3,546,973		3,222,754
Housing leases		1,560,294		1,312,741
Overdrafts		553,765		481,946
Microcredit		410,320		425,697
Consumer financial leases		252,522		254,483
Gross balance of loan portfolio	Ps.	182,128,114	Ps.	176,881,841
Loss allowance loan portfolio (1)		(8,185,797)		(8,196,187)
Net balance of loan portfolio	Ps.	173,942,317	Ps.	168,685,654

(1)   See loss allowance reconciliations from the opening to the closing balance in note 4.1.5.

11.2          Loan portfolio by maturity

The distribution of Grupo Aval´s loan portfolio by contractual maturity period is as follows:

December 31, 2019

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	44,018,321	Ps.	18,223,388	Ps.	12,022,488	Ps.	17,042,522	Ps.	91,306,719
Consumer		16,949,266		11,080,750		10,905,187		20,652,726		59,587,929
Mortgage		325,908		583,177		734,982		17,017,322		18,661,389
Microcredit		225,439		171,325		11,060		2,496		410,320
Financial leasing (*)		2,385,372		3,363,063		2,608,974		3,804,348		12,161,757
Total gross loan portfolio	Ps.	63,904,306	Ps.	33,421,703	Ps.	26,282,691	Ps.	58,519,414	Ps.	182,128,114

December 31, 2018

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	46,119,981	Ps.	18,810,647	Ps.	11,234,938	Ps.	16,384,459	Ps.	92,550,025
Consumer		15,798,783		10,507,521		10,794,506		18,099,771		55,200,581
Mortgage		287,133		504,727		676,978		15,810,524		17,279,362
Microcredit		226,651		182,245		13,345		3,456		425,697
Financial leasing (*)		2,344,468		2,826,293		2,801,147		3,454,268		11,426,176
Total gross loan portfolio	Ps.	64,777,016	Ps.	32,831,433	Ps.	25,520,914	Ps.	53,752,478	Ps.	176,881,841

(*)    See note 4.1.1

11.3          Interest income by portfolio

The interest income of the loan portfolio of Grupo Aval by portfolio is shown as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
Commercial	Ps.	6,810,728	Ps.	6,571,717	Ps.	7,327,525
Consumer		8,914,970		8,220,751		8,034,338
Mortgage		1,524,379		1,329,713		1,183,573
Microcredit		106,062		108,472		113,774
Financial leasing		1,135,028		1,159,962		1,240,757
Total interest income	Ps.	18,491,167	Ps.	17,390,615	Ps.	17,899,967

11.4          Financial Leasing portfolio

As of December 31, 2019, and 2018 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2019		December 31, 2018
Total gross rent payments receivable	Ps.	18,103,115	Ps.	17,372,906
Less amounts representing running costs (such as taxes, maintenance, insurances, etc.,)		(238)		(286)
Plus, estimated residual amount of assets given for rental (without guarantee)		22,625		36,166
Gross investment in contracts of financial leasing		18,125,502		17,408,786
Less unrealized financial income		(5,963,745)		(5,982,610)
Net investment in contracts of financial leasing		12,161,757		11,426,176
Loss allowance of net investment in financial leasing	Ps.	(501,825)	Ps.	(471,007)

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2019 and 2018 in each period is as follows:

	December 31, 2019
	Gross investment		Net investment
Up to 1 year	Ps.	2,284,884	Ps.	1,582,650
From 1 to 5 years		8,013,317		5,002,687
More than 5 years		7,827,301		5,576,420
Total	Ps.	18,125,502	Ps.	12,161,757

	December 31, 2018
	Gross investment		Net investment
Up to 1 year	Ps.	2,296,714	Ps.	1,579,195
From 1 to 5 years		6,799,539		4,870,790
More than 5 years		8,312,533		4,976,191
Total	Ps.	17,408,786	Ps.	11,426,176

The banks of Grupo Aval grant loans through the modality of financial leasing mainly for the financing of vehicles and computer equipment, generally with terms between 36 and 60 months with a purchase option at the end of the contract, machinery and equipment with terms between 60 to 120 months with a purchase option and for housing leasing with terms between 120 to 240 months transferring the asset at the end of the contract. All these leasing contracts are granted at current market interest rates at inception.